Short-term and long-term borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Schedule of Outstanding Short-term and Long-term Borrowings

The following table summarizes the Group’s outstanding short-term and long-term borrowings as of December 31, 2025 and June 30, 2026, respectively:

	December 31, 2025	June 30, 2026
	RMB	RMB
Short-term bank borrowings	80,500	98,190
Long-term bank borrowings	9,800	-
Bank borrowings	90,300	98,190

Schedule of Bank Borrowings

	Maturity date	Principal amount	Interest rate per annum	December 31, 2025	June 30, 2026
China Minsheng Bank(i)	January 14, 2026	9,900	2.80%	9,900	-
China Minsheng Bank(i)	November 3, 2026	9,900	2.50%	9,900	9,900
Bank of Beijing(ii)	June 5, 2026	10,000	2.80%	10,000	-
Bank of Beijing(ii)	June 19, 2026	10,000	2.80%	10,000	-
Industrial Bank(iii)	May 29, 2026	5,000	2.80%	5,000	-
Industrial and Commercial Bank of China(iv)	June 26, 2026	5,000	2.35%	5,000	-
Industrial and Commercial Bank of China(iv)	June 26, 2026	5,000	2.35%	5,000	-
Industrial and Commercial Bank of China(v)	June 26, 2026	5,000	2.35%	5,000	-
Bank of China(vi)	June 30, 2026	10,000	2.15%	10,000	-
Bank of China(vi)	April 30,2027	10,000	2.24%	-	10,000
Bank of Shanghai(vii)	September 8, 2026	5,000	2.40%	5,000	5,000
Bank of Shanghai(viii)	August 28, 2026	5,000	2.40%	5,000	5,000
China CITIC Bank (ix)	December 30, 2026	700	2.80%	700	700
China CITIC Bank (ix)	March 23,2027	9,300	2.50%	-	9,300
Bank of Beijing(x)	May 8, 2027	4,800	2.60%	4,800	4,600
Bank of Beijing(x)	May 8, 2027	5,000	2.60%	5,000	4,800
Bank of Beijing(x)	May 8, 2027	5,000	2.60%	-	5,000
Bank of Beijing(x)	May 8, 2027	4,000	2.60%	-	4,000
China Minsheng Bank(xi)	April 16,2027	9,900	2.80%	-	9,900
China Minsheng Bank(xi)	May 27,2027	4,990	2.80%	-	4,990
Industrial Bank(xii)	May 28,2027	5,000	2.60%	-	5,000
Industrial and Commercial Bank of China （ⅹⅲ）	October 1,2026	5,000	2.35%	-	5,000
Industrial and Commercial Bank of China （ⅹⅲ）	June 23,2027	5,000	2.35%	-	5,000
Industrial and Commercial Bank of China （ⅹⅳ）	March 6,2027	5,000	2.35%	-	5,000
Industrial and Commercial Bank of China （ⅹⅳ）	March 6,2027	5,000	2.35%	-	5,000
Total Bank borrowings				90,300	98,190

(i)	On November 6, 2024, the Group entered into a RMB30.0 million credit facility with China Minsheng Bank that will expire on November 5, 2025 to support its operations, which was jointly guaranteed by Cheche Insurance Sales & Service Co., Ltd. (“Cheche Insurance”), a subsidiary of VIE and Baodafang. Under this credit facility, the Group drew down RMB9.9 million on January 14, 2025, and fully repaid such loan in full on January 14, 2026. In addition, the Group drew down another RMB9.9 million under this credit facility on November 3, 2025. There are no financial covenants for the credit facility.

(ii)	On June 20, 2024, Baodafang entered into a RMB50.0 million (updated to RMB20.0 million on December 25, 2024) credit facility with the Bank of Beijing that will expire on June 19, 2026 to support its operations, which was guaranteed by Beijing Cheche. On June 10, 2025, Beijing Cheche entered into non-recourse factoring agreement with the Bank of Beijing, whereby the Bank of Beijing would settle Baodafang’s accounts payable by providing RMB10.0 million to Baodafang’s supplier, Beijing Cheche. The interest was prepaid in 2025 and the principal has been repaid upon maturity on June 5, 2026. In addition, under this credit facility, the Group drew down RMB10.0 million on June 19, 2025, which were repaid on June 18, 2026.

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)

(iii)	On May 30, 2025, the Group entered into a loan contract of RMB5.0 million with the Industrial Bank Co., Ltd. (“Industrial Bank”) that will expire on May 29, 2026 to support its operations, which was guaranteed by Cheche Insurance. The loans of RMB 5.0 million have been repaid on May 28, 2026.

(iv)	On October 14, 2025, the Group entered into a loan contract of RMB10.0 million with the Industrial and Commercial Bank of China that will expire on June 26, 2026 to support its operations, which was jointly guaranteed by Baodafang and Cheche Insurance. The loans of RMB 10.0 million have been repaid on June 24, 2026.

(v)	On June 27, 2025, the Group entered into a loan contract of RMB5.0 million with the Industrial and Commercial Bank of China that will expire on June 26, 2026 to support its operations, which was guaranteed by Beijing Cheche and Cheche Insurance. The loans of RMB5.0 million have been repaid on June 24, 2026.

(vi)	On June 30, 2025, the Group entered into a RMB10.0 million credit facility with the Bank of China that will expire on June 28, 2026 to support its operations, which was guaranteed by Beijing Cheche. Under this credit facility, the Group drew down RMB10.0 million on June 30, 2025, and the loans of RMB10.0 million have been repaid on April 28, 2026. In addition, the Group drew down RMB10.0 million under this credit facility on April 30, 2026. There are no financial covenants for the credit facility.

(vii)	On December 8, 2025, the Group entered into a RMB5.0 million credit facility with the Bank of Shanghai that will expire on August 24, 2026 to support its operations, which was guaranteed by Cheche Insurance. Under this credit facility, the Group drew down RMB5.0 million on December 8, 2025. There are no financial covenants for the credit facility.

(viii)	On November 28, 2025, the Group entered into a RMB5.0 million credit facility with the Bank of Shanghai that will expire on August 26, 2026 to support its operations, which was guaranteed by Cheche Insurance. Under this credit facility, the Group drew down RMB5.0 million on November 28, 2025. There are no financial covenants for the credit facility.

(ix)	On December 29, 2025, the Group entered into a RMB10.0 million credit facility with China CITIC Bank that will expire on December 20, 2026 to support its operations, which was guaranteed by Beijing Cheche. Under this credit facility, the Group drew down RMB0.7 million on December 31, 2025 and RMB9.3 million on March 24, 2026, respectively. There are no financial covenants for the credit facility.

(x)	On May 8, 2025, the Group entered into a RMB20.0 million credit facility with the Bank of Beijing that will expire on May 8, 2027 to support its operations, which was secured by a deposit pledge of USD3.0 million. Under this credit facility, the Group drew down RMB5.0 million on June 3, 2025, of which RMB0.2 million of principal was repaid on December 3, 2025 and an additional RMB0.2 million of principal was repaid on June 3, 2026. The Group further drew down another RMB5.0 million on October 22, 2025, of which RMB0.2 million of principal was repaid on April 22, 2026. In addition, the Group drew down RMB5.0 million on March 13, 2026 and RMB4.0 million on March 26, 2026, respectively. As of June 30, 2026, the loans of RMB4.6 million and RMB4.8 million were reclassified from long-term borrowings to short-term borrowings as the maturity dates were within one year. There are no financial covenants for the credit facility.

(xi)	On March 30, 2026, the Group entered into a RMB15.0 million credit facility with China Minsheng Bank that will expire on March 29, 2027 to support its operations, which was secured by a deposit pledge of USD2.4 million. Under this credit facility, the Group drew down RMB9.9 million on April 16, 2026 and RMB5.0 million on May 27, 2026, respectively. There are no financial covenants for the credit facility.

(xii)	On May 25, 2026, the Group entered into a RMB5.0 million credit facility with Industrial Bank that will expire on May 24, 2027 to support its operations, which was guaranteed by Cheche Insurance. Under this credit facility, the Group drew down RMB5.0 million on May 29, 2026. As of June 30, 2026, the Group is in compliance with all of the loan covenants.

(xiii)	On June 24, 2026, the Group entered into two loan contracts each in the amount of RMB5.0 million with the Industrial and Commercial Bank of China, that will expire on October 1, 2026 and June 23, 2027 respectively to support its operations, which were guaranteed by Beijing Cheche and Cheche Insurance. There are no financial covenants for the credit facility.

(xiv)	On June 24, 2026, the Group entered into two loan contracts each in the amount of RMB5.0 million with the Industrial and Commercial Bank of China, that both will expire on March 6, 2027 to support its operations, which were guaranteed by Cheche Insurance and Baodafang. There are no financial covenants for the credit facility.